Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000057076
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class A
Trading Symbol	GARTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[1]
AssetsNet	$ 6,199,297,634
Holdings Count | Holding	3,238
Advisory Fees Paid, Amount	$ 17,256,273
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,199,297,634
# of Portfolio Holdings as of Period End	3,238
Portfolio Turnover Rate for the Period	64%
Total Net Advisory Fees Paid for the Period	$17,256,273

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	2.4	0.1	2.3	-2.2
Commodities	3.9	2.0	2.0	0.1
Developed Markets Equity Volatility	8.4	2.0	6.4	-4.5
Convertible Securities	1.2	1.2	-	1.2
Interest Rate Volatility	0.4	0.4	-	0.4
FX Volatility	0.3	0.3	-	0.3
Short-Term Investments	10.6	10.6	-	10.6
Developed Markets ex US Equity	16.7	13.4	3.3	10.1
Emerging Markets Currency	5.1	2.6	2.6	-
MLPs	0.5	0.5	-	0.5
Developed Markets Currency	6.9	0.9	6.0	-5.2
Developed Markets FI Volatility	13.1	13.1	-	13.1
Short-Term Fixed Income	6.7	5.1	1.6	3.5
Long-Term Fixed Income	3.8	0.9	2.9	-2.1
Commodity Volatility	0.3	0.3	-	0.3
Global Real Estate	0.6	0.6	-	0.6
Emerging Markets Equity	11.9	11.7	0.2	11.5
US Equity	122.3	75.2	47.1	28.1
Credit	36.8	17.7	19.1	-1.4
Cash	150.9	79.7	71.2	8.5
Preferred	1.4	1.4	-	1.4
Medium-Term Fixed Income	1.6	-	1.6	-1.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000057077
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class C
Trading Symbol	GCRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$90	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%	[2]
AssetsNet	$ 6,199,297,634
Holdings Count | Holding	3,238
Advisory Fees Paid, Amount	$ 17,256,273
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,199,297,634
# of Portfolio Holdings as of Period End	3,238
Portfolio Turnover Rate for the Period	64%
Total Net Advisory Fees Paid for the Period	$17,256,273

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	2.4	0.1	2.3	-2.2
Commodities	3.9	2.0	2.0	0.1
Developed Markets Equity Volatility	8.4	2.0	6.4	-4.5
Convertible Securities	1.2	1.2	-	1.2
Interest Rate Volatility	0.4	0.4	-	0.4
FX Volatility	0.3	0.3	-	0.3
Short-Term Investments	10.6	10.6	-	10.6
Developed Markets ex US Equity	16.7	13.4	3.3	10.1
Emerging Markets Currency	5.1	2.6	2.6	-
MLPs	0.5	0.5	-	0.5
Developed Markets Currency	6.9	0.9	6.0	-5.2
Developed Markets FI Volatility	13.1	13.1	-	13.1
Short-Term Fixed Income	6.7	5.1	1.6	3.5
Long-Term Fixed Income	3.8	0.9	2.9	-2.1
Commodity Volatility	0.3	0.3	-	0.3
Global Real Estate	0.6	0.6	-	0.6
Emerging Markets Equity	11.9	11.7	0.2	11.5
US Equity	122.3	75.2	47.1	28.1
Credit	36.8	17.7	19.1	-1.4
Cash	150.9	79.7	71.2	8.5
Preferred	1.4	1.4	-	1.4
Medium-Term Fixed Income	1.6	-	1.6	-1.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201773
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class P
Trading Symbol	GSGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$33	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[3]
AssetsNet	$ 6,199,297,634
Holdings Count | Holding	3,238
Advisory Fees Paid, Amount	$ 17,256,273
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,199,297,634
# of Portfolio Holdings as of Period End	3,238
Portfolio Turnover Rate for the Period	64%
Total Net Advisory Fees Paid for the Period	$17,256,273

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	2.4	0.1	2.3	-2.2
Commodities	3.9	2.0	2.0	0.1
Developed Markets Equity Volatility	8.4	2.0	6.4	-4.5
Convertible Securities	1.2	1.2	-	1.2
Interest Rate Volatility	0.4	0.4	-	0.4
FX Volatility	0.3	0.3	-	0.3
Short-Term Investments	10.6	10.6	-	10.6
Developed Markets ex US Equity	16.7	13.4	3.3	10.1
Emerging Markets Currency	5.1	2.6	2.6	-
MLPs	0.5	0.5	-	0.5
Developed Markets Currency	6.9	0.9	6.0	-5.2
Developed Markets FI Volatility	13.1	13.1	-	13.1
Short-Term Fixed Income	6.7	5.1	1.6	3.5
Long-Term Fixed Income	3.8	0.9	2.9	-2.1
Commodity Volatility	0.3	0.3	-	0.3
Global Real Estate	0.6	0.6	-	0.6
Emerging Markets Equity	11.9	11.7	0.2	11.5
US Equity	122.3	75.2	47.1	28.1
Credit	36.8	17.7	19.1	-1.4
Cash	150.9	79.7	71.2	8.5
Preferred	1.4	1.4	-	1.4
Medium-Term Fixed Income	1.6	-	1.6	-1.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000066743
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class R
Trading Symbol	GRRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$64	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%	[4]
AssetsNet	$ 6,199,297,634
Holdings Count | Holding	3,238
Advisory Fees Paid, Amount	$ 17,256,273
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,199,297,634
# of Portfolio Holdings as of Period End	3,238
Portfolio Turnover Rate for the Period	64%
Total Net Advisory Fees Paid for the Period	$17,256,273

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	2.4	0.1	2.3	-2.2
Commodities	3.9	2.0	2.0	0.1
Developed Markets Equity Volatility	8.4	2.0	6.4	-4.5
Convertible Securities	1.2	1.2	-	1.2
Interest Rate Volatility	0.4	0.4	-	0.4
FX Volatility	0.3	0.3	-	0.3
Short-Term Investments	10.6	10.6	-	10.6
Developed Markets ex US Equity	16.7	13.4	3.3	10.1
Emerging Markets Currency	5.1	2.6	2.6	-
MLPs	0.5	0.5	-	0.5
Developed Markets Currency	6.9	0.9	6.0	-5.2
Developed Markets FI Volatility	13.1	13.1	-	13.1
Short-Term Fixed Income	6.7	5.1	1.6	3.5
Long-Term Fixed Income	3.8	0.9	2.9	-2.1
Commodity Volatility	0.3	0.3	-	0.3
Global Real Estate	0.6	0.6	-	0.6
Emerging Markets Equity	11.9	11.7	0.2	11.5
US Equity	122.3	75.2	47.1	28.1
Credit	36.8	17.7	19.1	-1.4
Cash	150.9	79.7	71.2	8.5
Preferred	1.4	1.4	-	1.4
Medium-Term Fixed Income	1.6	-	1.6	-1.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class R6
Trading Symbol	GARUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$33	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[5]
AssetsNet	$ 6,199,297,634
Holdings Count | Holding	3,238
Advisory Fees Paid, Amount	$ 17,256,273
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,199,297,634
# of Portfolio Holdings as of Period End	3,238
Portfolio Turnover Rate for the Period	64%
Total Net Advisory Fees Paid for the Period	$17,256,273

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	2.4	0.1	2.3	-2.2
Commodities	3.9	2.0	2.0	0.1
Developed Markets Equity Volatility	8.4	2.0	6.4	-4.5
Convertible Securities	1.2	1.2	-	1.2
Interest Rate Volatility	0.4	0.4	-	0.4
FX Volatility	0.3	0.3	-	0.3
Short-Term Investments	10.6	10.6	-	10.6
Developed Markets ex US Equity	16.7	13.4	3.3	10.1
Emerging Markets Currency	5.1	2.6	2.6	-
MLPs	0.5	0.5	-	0.5
Developed Markets Currency	6.9	0.9	6.0	-5.2
Developed Markets FI Volatility	13.1	13.1	-	13.1
Short-Term Fixed Income	6.7	5.1	1.6	3.5
Long-Term Fixed Income	3.8	0.9	2.9	-2.1
Commodity Volatility	0.3	0.3	-	0.3
Global Real Estate	0.6	0.6	-	0.6
Emerging Markets Equity	11.9	11.7	0.2	11.5
US Equity	122.3	75.2	47.1	28.1
Credit	36.8	17.7	19.1	-1.4
Cash	150.9	79.7	71.2	8.5
Preferred	1.4	1.4	-	1.4
Medium-Term Fixed Income	1.6	-	1.6	-1.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000057078
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Institutional Class
Trading Symbol	GJRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[6]
AssetsNet	$ 6,199,297,634
Holdings Count | Holding	3,238
Advisory Fees Paid, Amount	$ 17,256,273
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,199,297,634
# of Portfolio Holdings as of Period End	3,238
Portfolio Turnover Rate for the Period	64%
Total Net Advisory Fees Paid for the Period	$17,256,273

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	2.4	0.1	2.3	-2.2
Commodities	3.9	2.0	2.0	0.1
Developed Markets Equity Volatility	8.4	2.0	6.4	-4.5
Convertible Securities	1.2	1.2	-	1.2
Interest Rate Volatility	0.4	0.4	-	0.4
FX Volatility	0.3	0.3	-	0.3
Short-Term Investments	10.6	10.6	-	10.6
Developed Markets ex US Equity	16.7	13.4	3.3	10.1
Emerging Markets Currency	5.1	2.6	2.6	-
MLPs	0.5	0.5	-	0.5
Developed Markets Currency	6.9	0.9	6.0	-5.2
Developed Markets FI Volatility	13.1	13.1	-	13.1
Short-Term Fixed Income	6.7	5.1	1.6	3.5
Long-Term Fixed Income	3.8	0.9	2.9	-2.1
Commodity Volatility	0.3	0.3	-	0.3
Global Real Estate	0.6	0.6	-	0.6
Emerging Markets Equity	11.9	11.7	0.2	11.5
US Equity	122.3	75.2	47.1	28.1
Credit	36.8	17.7	19.1	-1.4
Cash	150.9	79.7	71.2	8.5
Preferred	1.4	1.4	-	1.4
Medium-Term Fixed Income	1.6	-	1.6	-1.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000066744
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Investor Class
Trading Symbol	GSRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[7]
AssetsNet	$ 6,199,297,634
Holdings Count | Holding	3,238
Advisory Fees Paid, Amount	$ 17,256,273
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,199,297,634
# of Portfolio Holdings as of Period End	3,238
Portfolio Turnover Rate for the Period	64%
Total Net Advisory Fees Paid for the Period	$17,256,273

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	2.4	0.1	2.3	-2.2
Commodities	3.9	2.0	2.0	0.1
Developed Markets Equity Volatility	8.4	2.0	6.4	-4.5
Convertible Securities	1.2	1.2	-	1.2
Interest Rate Volatility	0.4	0.4	-	0.4
FX Volatility	0.3	0.3	-	0.3
Short-Term Investments	10.6	10.6	-	10.6
Developed Markets ex US Equity	16.7	13.4	3.3	10.1
Emerging Markets Currency	5.1	2.6	2.6	-
MLPs	0.5	0.5	-	0.5
Developed Markets Currency	6.9	0.9	6.0	-5.2
Developed Markets FI Volatility	13.1	13.1	-	13.1
Short-Term Fixed Income	6.7	5.1	1.6	3.5
Long-Term Fixed Income	3.8	0.9	2.9	-2.1
Commodity Volatility	0.3	0.3	-	0.3
Global Real Estate	0.6	0.6	-	0.6
Emerging Markets Equity	11.9	11.7	0.2	11.5
US Equity	122.3	75.2	47.1	28.1
Credit	36.8	17.7	19.1	-1.4
Cash	150.9	79.7	71.2	8.5
Preferred	1.4	1.4	-	1.4
Medium-Term Fixed Income	1.6	-	1.6	-1.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043358
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class A
Trading Symbol	GSCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$48	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[8]
AssetsNet	$ 346,682,821
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 874,703
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$346,682,821
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$874,703

Holdings [Text Block]

Sector Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Energy	49.2	41.7	-7.5	34.2
Agriculture	31.0	29.7	-1.3	28.4
Precious Metals	16.3	16.1	-0.2	16.0
Industrial Metals	18.7	18.4	-0.3	18.1
Livestock	6.0	4.7	-1.4	3.3

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for the Fund's derivative positions.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043359
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class C
Trading Symbol	GSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$87	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%	[9]
AssetsNet	$ 346,682,821
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 874,703
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$346,682,821
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$874,703

Holdings [Text Block]

Sector Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Energy	49.2	41.7	-7.5	34.2
Agriculture	31.0	29.7	-1.3	28.4
Precious Metals	16.3	16.1	-0.2	16.0
Industrial Metals	18.7	18.4	-0.3	18.1
Livestock	6.0	4.7	-1.4	3.3

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for the Fund's derivative positions.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201770
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class P
Trading Symbol	GGRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$31	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[10]
AssetsNet	$ 346,682,821
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 874,703
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$346,682,821
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$874,703

Holdings [Text Block]

Sector Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Energy	49.2	41.7	-7.5	34.2
Agriculture	31.0	29.7	-1.3	28.4
Precious Metals	16.3	16.1	-0.2	16.0
Industrial Metals	18.7	18.4	-0.3	18.1
Livestock	6.0	4.7	-1.4	3.3

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for the Fund's derivative positions.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058992
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class R
Trading Symbol	GCCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%	[11]
AssetsNet	$ 346,682,821
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 874,703
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$346,682,821
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$874,703

Holdings [Text Block]

Sector Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Energy	49.2	41.7	-7.5	34.2
Agriculture	31.0	29.7	-1.3	28.4
Precious Metals	16.3	16.1	-0.2	16.0
Industrial Metals	18.7	18.4	-0.3	18.1
Livestock	6.0	4.7	-1.4	3.3

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for the Fund's derivative positions.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161523
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	GCCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$31	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[12]
AssetsNet	$ 346,682,821
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 874,703
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$346,682,821
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$874,703

Holdings [Text Block]

Sector Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Energy	49.2	41.7	-7.5	34.2
Agriculture	31.0	29.7	-1.3	28.4
Precious Metals	16.3	16.1	-0.2	16.0
Industrial Metals	18.7	18.4	-0.3	18.1
Livestock	6.0	4.7	-1.4	3.3

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for the Fund's derivative positions.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043360
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Institutional Class
Trading Symbol	GCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[13]
AssetsNet	$ 346,682,821
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 874,703
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$346,682,821
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$874,703

Holdings [Text Block]

Sector Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Energy	49.2	41.7	-7.5	34.2
Agriculture	31.0	29.7	-1.3	28.4
Precious Metals	16.3	16.1	-0.2	16.0
Industrial Metals	18.7	18.4	-0.3	18.1
Livestock	6.0	4.7	-1.4	3.3

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for the Fund's derivative positions.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058993
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Investor Class
Trading Symbol	GCCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[14]
AssetsNet	$ 346,682,821
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 874,703
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$346,682,821
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$874,703

Holdings [Text Block]

Sector Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Energy	49.2	41.7	-7.5	34.2
Agriculture	31.0	29.7	-1.3	28.4
Precious Metals	16.3	16.1	-0.2	16.0
Industrial Metals	18.7	18.4	-0.3	18.1
Livestock	6.0	4.7	-1.4	3.3

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for the Fund's derivative positions.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025591
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class A
Trading Symbol	GAPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[15]
AssetsNet	$ 487,678,139
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 342,872
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025593
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class C
Trading Symbol	GAXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$68	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%	[16]
AssetsNet	$ 487,678,139
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 342,872
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201786
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class P
Trading Symbol	GADPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[17]
AssetsNet	$ 487,678,139
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 342,872
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058975
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class R
Trading Symbol	GAPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[18]
AssetsNet	$ 487,678,139
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 342,872
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161534
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class R6
Trading Symbol	GAPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[19]
AssetsNet	$ 487,678,139
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 342,872
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025589
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Institutional Class
Trading Symbol	GAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[20]
AssetsNet	$ 487,678,139
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 342,872
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058976
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Investor Class
Trading Symbol	GAPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$16	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[21]
AssetsNet	$ 487,678,139
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 342,872
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025590
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Service Class
Trading Symbol	GAPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[22]
AssetsNet	$ 487,678,139
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 342,872
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050447
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class A
Trading Symbol	GIDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$62	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%	[23]
AssetsNet	$ 148,053,180
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 618,083
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$148,053,180
# of Portfolio Holdings as of Period End	262
Portfolio Turnover Rate for the Period	5%
Total Net Advisory Fees Paid for the Period	$618,083

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.3%
Industrials	19.3%
Information Technology	10.6%
Health Care	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.8%
Communication Services	4.5%
Utilities	4.3%
Other	4.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050448
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class C
Trading Symbol	GIDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$100	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.94%	[24]
AssetsNet	$ 148,053,180
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 618,083
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$148,053,180
# of Portfolio Holdings as of Period End	262
Portfolio Turnover Rate for the Period	5%
Total Net Advisory Fees Paid for the Period	$618,083

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.3%
Industrials	19.3%
Information Technology	10.6%
Health Care	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.8%
Communication Services	4.5%
Utilities	4.3%
Other	4.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201772
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class P
Trading Symbol	GGHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[25]
AssetsNet	$ 148,053,180
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 618,083
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$148,053,180
# of Portfolio Holdings as of Period End	262
Portfolio Turnover Rate for the Period	5%
Total Net Advisory Fees Paid for the Period	$618,083

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.3%
Industrials	19.3%
Information Technology	10.6%
Health Care	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.8%
Communication Services	4.5%
Utilities	4.3%
Other	4.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200309
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class R6
Trading Symbol	GIDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[26]
AssetsNet	$ 148,053,180
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 618,083
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$148,053,180
# of Portfolio Holdings as of Period End	262
Portfolio Turnover Rate for the Period	5%
Total Net Advisory Fees Paid for the Period	$618,083

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.3%
Industrials	19.3%
Information Technology	10.6%
Health Care	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.8%
Communication Services	4.5%
Utilities	4.3%
Other	4.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050446
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Institutional Class
Trading Symbol	GIDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[27]
AssetsNet	$ 148,053,180
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 618,083
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$148,053,180
# of Portfolio Holdings as of Period End	262
Portfolio Turnover Rate for the Period	5%
Total Net Advisory Fees Paid for the Period	$618,083

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.3%
Industrials	19.3%
Information Technology	10.6%
Health Care	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.8%
Communication Services	4.5%
Utilities	4.3%
Other	4.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091966
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Investor Class
Trading Symbol	GIRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[28]
AssetsNet	$ 148,053,180
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 618,083
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$148,053,180
# of Portfolio Holdings as of Period End	262
Portfolio Turnover Rate for the Period	5%
Total Net Advisory Fees Paid for the Period	$618,083

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.3%
Industrials	19.3%
Information Technology	10.6%
Health Care	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.8%
Communication Services	4.5%
Utilities	4.3%
Other	4.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025508
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class A
Trading Symbol	GSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[29]
AssetsNet	$ 3,891,371,166
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 11,742,770
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$3,891,371,166
# of Portfolio Holdings as of Period End	184
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$11,742,770

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	38.1%
Financials	11.2%
Communication Services	9.9%
Consumer Discretionary	9.8%
Industrials	9.3%
Health Care	8.7%
Consumer Staples	5.3%
Energy	3.4%
Utilities	2.8%
Other	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025509
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class C
Trading Symbol	GSPQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$91	1.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.74%	[30]
AssetsNet	$ 3,891,371,166
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 11,742,770
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$3,891,371,166
# of Portfolio Holdings as of Period End	184
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$11,742,770

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	38.1%
Financials	11.2%
Communication Services	9.9%
Consumer Discretionary	9.8%
Industrials	9.3%
Health Care	8.7%
Consumer Staples	5.3%
Energy	3.4%
Utilities	2.8%
Other	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201766
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class P
Trading Symbol	GSFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[31]
AssetsNet	$ 3,891,371,166
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 11,742,770
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$3,891,371,166
# of Portfolio Holdings as of Period End	184
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$11,742,770

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	38.1%
Financials	11.2%
Communication Services	9.9%
Consumer Discretionary	9.8%
Industrials	9.3%
Health Care	8.7%
Consumer Staples	5.3%
Energy	3.4%
Utilities	2.8%
Other	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200306
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class R6
Trading Symbol	GIDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[32]
AssetsNet	$ 3,891,371,166
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 11,742,770
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$3,891,371,166
# of Portfolio Holdings as of Period End	184
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$11,742,770

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	38.1%
Financials	11.2%
Communication Services	9.9%
Consumer Discretionary	9.8%
Industrials	9.3%
Health Care	8.7%
Consumer Staples	5.3%
Energy	3.4%
Utilities	2.8%
Other	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025507
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Institutional Class
Trading Symbol	GSPKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[33]
AssetsNet	$ 3,891,371,166
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 11,742,770
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$3,891,371,166
# of Portfolio Holdings as of Period End	184
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$11,742,770

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	38.1%
Financials	11.2%
Communication Services	9.9%
Consumer Discretionary	9.8%
Industrials	9.3%
Health Care	8.7%
Consumer Staples	5.3%
Energy	3.4%
Utilities	2.8%
Other	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091963
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Investor Class
Trading Symbol	GVIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[34]
AssetsNet	$ 3,891,371,166
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 11,742,770
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$3,891,371,166
# of Portfolio Holdings as of Period End	184
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$11,742,770

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	38.1%
Financials	11.2%
Communication Services	9.9%
Consumer Discretionary	9.8%
Industrials	9.3%
Health Care	8.7%
Consumer Staples	5.3%
Energy	3.4%
Utilities	2.8%
Other	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025449
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Class A
Trading Symbol	GIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[35]
AssetsNet	$ 638,030,571
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 469,623
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025451
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Class C
Trading Symbol	GIPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$66	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[36]
AssetsNet	$ 638,030,571
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 469,623
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201783
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Class P
Trading Symbol	GAOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[37]
AssetsNet	$ 638,030,571
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 469,623
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058959
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Class R
Trading Symbol	GIPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[38]
AssetsNet	$ 638,030,571
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 469,623
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161531
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Class R6
Trading Symbol	GIPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[39]
AssetsNet	$ 638,030,571
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 469,623
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025447
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Institutional Class
Trading Symbol	GIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[40]
AssetsNet	$ 638,030,571
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 469,623
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058960
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Investor Class
Trading Symbol	GIPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[41]
AssetsNet	$ 638,030,571
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 469,623
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025448
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Service Class
Trading Symbol	GIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[42]
AssetsNet	$ 638,030,571
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 469,623
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025513
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Class A
Trading Symbol	GOIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[43]
AssetsNet	$ 1,145,774,364
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 828,214
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025515
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Class C
Trading Symbol	GOICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$67	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%	[44]
AssetsNet	$ 1,145,774,364
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 828,214
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201784
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Class P
Trading Symbol	GGSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[45]
AssetsNet	$ 1,145,774,364
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 828,214
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058961
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Class R
Trading Symbol	GPIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[46]
AssetsNet	$ 1,145,774,364
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 828,214
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161532
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Class R6
Trading Symbol	GOIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[47]
AssetsNet	$ 1,145,774,364
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 828,214
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025511
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Institutional Class
Trading Symbol	GOIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[48]
AssetsNet	$ 1,145,774,364
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 828,214
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058962
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Investor Class
Trading Symbol	GPITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[49]
AssetsNet	$ 1,145,774,364
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 828,214
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025512
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Service Class
Trading Symbol	GOISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[50]
AssetsNet	$ 1,145,774,364
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 828,214
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025579
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Class A
Trading Symbol	GGSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[51]
AssetsNet	$ 1,252,833,951
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 890,167
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025581
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Class C
Trading Symbol	GGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$67	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%	[52]
AssetsNet	$ 1,252,833,951
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 890,167
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201785
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Class P
Trading Symbol	GGPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[53]
AssetsNet	$ 1,252,833,951
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 890,167
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058973
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Class R
Trading Symbol	GGSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[54]
AssetsNet	$ 1,252,833,951
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 890,167
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161533
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Class R6
Trading Symbol	GGSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[55]
AssetsNet	$ 1,252,833,951
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 890,167
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025577
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Institutional Class
Trading Symbol	GGSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[56]
AssetsNet	$ 1,252,833,951
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 890,167
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058974
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Investor Class
Trading Symbol	GGSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[57]
AssetsNet	$ 1,252,833,951
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 890,167
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025578
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Service Class
Trading Symbol	GGSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[58]
AssetsNet	$ 1,252,833,951
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 890,167
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.
[36]	Annualized.
[37]	Annualized.
[38]	Annualized.
[39]	Annualized.
[40]	Annualized.
[41]	Annualized.
[42]	Annualized.
[43]	Annualized.
[44]	Annualized.
[45]	Annualized.
[46]	Annualized.
[47]	Annualized.
[48]	Annualized.
[49]	Annualized.
[50]	Annualized.
[51]	Annualized.
[52]	Annualized.
[53]	Annualized.
[54]	Annualized.
[55]	Annualized.
[56]	Annualized.
[57]	Annualized.
[58]	Annualized.